CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO

CALVERT VP NASDAQ 100 INDEX PORTFOLIO

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

CALVERT VP S&P 500 INDEX PORTFOLIO

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
(collectively the “Funds”)

Supplement to Prospectuses and Statements of Additional Information dated May 1, 2023

The following is effective on May 1, 2024:

1.	The name of the Corporation of which the Funds are each a series is changed from “Calvert Variable Products, Inc.” to “Calvert Variable Trust, Inc.” and each Fund is renamed as follows:

Current Name	Proposed Name
Calvert VP EAFE International Index Portfolio	CVT EAFE International Index Portfolio
Calvert VP Investment Grade Bond Index Portfolio	CVT Investment Grade Bond Index Portfolio
Calvert VP Nasdaq 100 Index Portfolio	CVT Nasdaq 100 Index Portfolio
Calvert VP Russell 2000 Small Cap Index Portfolio	CVT Russell 2000 Small Cap Index Portfolio
Calvert VP S&P 500 Index Portfolio	CVT S&P 500 Index Portfolio
Calvert VP S&P Midcap 400 Index Portfolio	CVT S&P Midcap 400 Index Portfolio
Calvert VP Volatility Managed Growth Portfolio	CVT Volatility Managed Growth Portfolio
Calvert VP Volatility Managed Moderate Portfolio	CVT Volatility Managed Moderate Portfolio
Calvert VP Volatility Managed Moderate Growth Portfolio	CVT Volatility Managed Moderate Growth Portfolio

January 26, 2024	43336 1.26.24